Securities Act File No. 333-122917

ICA No. 811- 21720

As filed with the Securities and Exchange Commission on Ma y 3 , 2007

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

               [ X ]

                                                                            Pre-Effective Amendment No.

[    ]

                                                                        Post-Effective Amendment No. __1 9 _

[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                [ X ]

                                                                              Amendment No.     20 _

(Check Appropriate Box or Boxes)

Northern Lights Fund Trust

(Exact Name of Registrant as Specified in Charter)

450 Wireless Blvd.

Hauppauge, NY  11788

Attention:  Michael Miola

 (Address of Principal Executive Offices)(Zip Code)

(631) 631-470-2600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With a copy to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 312 Walnut Street, Suite 1400 Cincinnati, Ohio 45202 513-352-6725 (phone) 513-241-4771 (fax)	Emile R. Molineaux, General Counsel Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, New York 11788 (631) 470-2616

 Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

( )

immediately upon filing pursuant to paragraph (b).

( )

on  _______ pursuant to paragraph (b).

( X )

60 days after filing pursuant to paragraph (a)(1).

( )

on (date) pursuant to paragraph (a)(1).

( )

75 days after filing pursuant to paragraph (a)(2).

( )

on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

( )     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BILTMORE INDEX ENHANCING FUND

BILTMORE MOMENTUM/DYNAMIC ETF FUND

BILTMORE CONTRARIAN/MOMENTUM FUND

CLASS A SHARES

CLASS C SHARES

1-866-722-1677

PROSPECTUS

August 1, 2006

This Prospectus provides important information about the Funds that you should know before investing.  Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

KEY INVESTMENT CONCEPTS	1
RISK/RETURN SUMMARY BILTMORE INDEX ENHANCING FUND BILTMORE MOMENTUM/DYNAMIC ETF FUND BILTMORE CONTRARIAN MOMENTUM FUND	2 4 6
PERFORMANCE	7
FEES AND EXPENSES	8
ADDITIONAL INFORMATION ABOUT INVESTMENTS	11
INVESTMENT ADVISER	12
NET ASSET VALUE	13
HOW TO PURCHASE SHARES	14
REDEMPTIONS	19
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	21
MARKET TIMING	22
DISTRIBUTION OF SHARES	23
NOTICE OF PRIVACY POLICY & PRACTICES	24

See the Fund’s Notice of its Privacy Policy on the last page of this Prospectus.

KEY INVESTMENT CONCEPTS

This Prospectus does not constitute an offer to sell Fund shares in any state or jurisdiction in which the applicable Fund is not authorized to conduct business. No sales representative, dealer or other person is authorized to give any information or make any representations other than those contained in this Prospectus or in the Statement of Additional Information.

The Biltmore Index Enhancing Fund, the Biltmore Momentum/Dynamic ETF Fund, and the Biltmore Contrarian/Momentum Fund are each a series of Northern Lights Fund Trust. This Prospectus describes solely the investment objectives, principal investment strategies, principal investments and principal risks of the Biltmore Funds.   You may find the following definitions of these terms useful as you read the descriptions of the Funds.

Investment Objective

A fund’s investment objective is its ultimate, overriding goal. It is the way in which the fund defines itself amongst all other funds. There is a wide range of potential investment objectives. There can be no assurance that any fund will attain its investment objective. You should think carefully about whether a fund's investment objective is consistent with your own objective for the money that you are contemplating investing in that fund. If it is not consistent with your objectives, you should consider another fund.

Principal Investment Strategies

A fund’s principal investment strategies are the primary means by which the investment adviser for the fund seeks to attain its investment objective. A strategy may, among other things, take the form of an intention on the part of the investment adviser to the fund to invest in certain types of securities such as stocks, bonds, or money market instruments, or to concentrate investments in a particular industry (e.g. technology, healthcare, energy) or group of industries. Your financial consultant can assist you in understanding these strategies.

Principal Investments

In order to implement its investment strategies, a fund will invest principally in certain types of securities. These securities may include equity securities, such as common stocks, preferred stocks, convertible securities and warrants, debt securities, such as corporate bonds, government securities and mortgage and other asset-backed securities, other funds (open and closed-end funds), and exchange traded funds.

Principal Risks

The principal risks of a fund are those potential occurrences that, in the judgment of the fund’s investment adviser, have the greatest likelihood of disrupting, interfering with, or preventing the fund from attaining its investment objective. Your financial consultant can assist you in understanding these risks.

RISK/RETURN SUMMARY

This Prospectus describes the Biltmore Index Enhancing Fund, Biltmore Momentum/Dynamic ETF Fund and Biltmore Contrarian Momentum Fund.  Biltmore Investment Group serves as each Fund's investment adviser.  This section briefly describes the goals, investment strategies, and principal risks of each Fund.

Biltmore Index Enhancing Fund

Investment Objective

The Fund is a diversified mutual fund that seeks long-term growth of capital.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

Principal Investment Strategies

The Fund's adviser analyzes the common stocks of companies comprising numerous indices and attempts to identify companies on each index whose stock has positive characteristics that the adviser believes demonstrate the potential for higher returns with less risk than other companies in the respective index.  The result is the creation of a portfolio of securities representing the stocks in each index with the greatest potential for capital appreciation.  The characteristics used to evaluate the companies in the index are tailored to the particular index being evaluated, and include

•

valuation measures such as price to book and price to cash flow ratios;

•

growth characteristics such as dividend yield and sales growth;

•

profitability measures such as return on assets and return on equity; and

•

momentum characteristics such as price appreciation.

The Fund does not attempt to track or replicate the performance of any specific index.  Rather, the Fund intends to enhance performance by assembling a composite portfolio consisting of the most attractive companies on each index, which together have the potential to outperform the respective indices.  The adviser periodically reevaluates the companies in each index and the Fund will sell a company when the adviser's quantitative strategy indicates that another company in the relevant index demonstrates greater potential for capital appreciation. In constructing the Fund's composite portfolio, the adviser analyzes a variety of indices, including, but not limited to, the S&P 500 Index, the S&P 400 Mid Cap Index and the Russell 1000 Index.

The Fund's portfolio includes companies with large, medium, and small capitalizations.  The Fund will invest primarily in equity securities of companies that are listed and traded on U.S. exchanges, including American Depository Receipts (ADRs).  After the adviser's quantitative strategies are fully in effect, the Fund is expected to own approximately 400 companies.  Until that time, the adviser will invest Fund assets in accordance with the Fund's principal investment strategy.

Principal Risks

Many factors affect the Fund’s performance.  WHEN YOU REDEEM YOUR SHARES OF THE FUND, THEY COULD BE WORTH MORE OR LESS THAN WHAT YOU PAID FOR THEM.

Company Risk: Common stocks generally fluctuate in value based on the activities and financial prospects of the company.  The price of an individual stock can be more volatile than the market as a whole and can fluctuate differently than the market as a whole.  There is also a risk that the price of a security may never reach the level that the adviser believes is representative of its full value or that it may even go down in price.

Stock Market Risk: Overall stock market risk may also affect the value of the Fund.  Stock markets are volatile and there is a risk that the price of a security will rise or fall due to changing economic, political or market conditions, as well as changes in interest rates.

Small Company Risk.  Smaller companies present some unique investment risks. They may have limited product lines, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than larger companies. In addition, small-cap stocks may not be widely followed by the investment community, which may result in low demand.

Risks of Foreign Securities:  Foreign securities (including ADRs) may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.

No Operating History Risk:  The Fund is a newly formed entity and therefore has no operating history.  In addition, the adviser has not advised a mutual fund before and this lack of experience operating a mutual fund may adversely impact the Fund’s ability to achieve its objective.

Biltmore Momentum/Dynamic ETF Fund

Investment Objective

The Fund is a diversified mutual fund that seeks long-term growth of capital.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days’ written notice to shareholders.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in exchange traded funds (ETFs).  An ETF is a registered investment company that seeks to track the performance of a particular market index.  These indexes include not only broad-market indexes, but more specific indexes as well, including those relating to particular countries, industries or sectors.  ETFs may invest in foreign companies, including emerging market securities.  The Fund may invest in both equity and fixed income ETFs and is not required to allocate a fixed percentage of assets to a particular ETF product, sector, industry, country or region.

The Fund simultaneously pursues a momentum strategy and a dynamic strategy.  On the momentum side, the adviser evaluates a wide range of ETFs and selects ETFs that exhibit positive momentum based on recent price appreciation.  Unlike traditional momentum strategy mutual funds that focus on individual stocks, this strategy seeks to take advantage of the positive macroeconomic momentum implicit in country, industry or sector ETFs. The Fund typically will own no more than thirty different ETFs at any given time.  The Fund also utilizes a dynamic strategy.  The Fund's portfolio is dynamic because the adviser periodically reevaluates the Fund's ETF holdings to replace certain holdings and/or rebalance the allocation of Fund assets among such holdings.

The 80% investment restriction noted above can be changed without shareholder approval, but any change requires 60 days prior written notice to shareholders.

Principal Risks

Many factors affect the Fund’s performance. WHEN YOU REDEEM YOUR SHARES OF THE FUND, THEY COULD BE WORTH MORE OR LESS THAN WHAT YOU PAID FOR THEM.

Company Risk: The Fund invests in ETFs that are composed of common stocks.  Common stocks generally fluctuate in value based on the activities and financial prospects of the company.  The price of an individual stock can be more volatile than the market as a whole and can fluctuate differently than the market as a whole.

Stock Market Risk: Overall stock market risk may also affect the value of the Fund.  Stock markets are volatile and there is a risk that the price of a security will rise or fall due to changing economic, political or market conditions, as well as changes in interest rates.

ETF Risk.  The principal risks associated with the ETFs include the risks that affect the stock markets generally.  They are also subject to special risks associated with the particular sector, industry or countries in which the ETF invests.  The Fund will indirectly bear its proportionate share of any fees and expenses paid by the ETFs in which it invests in addition to the fees and expenses payable directly by the Fund.  Therefore, the Fund will incur higher expenses, many of which may be duplicative. Like higher expenses, taxes can adversely impact the Fund’s performance.  The ETF shareholders purchase and redeem shares from the ETF, which may result in capital gains distributions to all shareholders in the ETF (including the Fund).

Small Company Risk.  ETFs that invest in smaller companies present some unique investment risks. They may have limited product lines, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than larger companies. In addition, small-cap stocks may not be widely followed by the investment community, which may result in low demand.

Debt Securities Risk: When the Fund invests in ETFs that own bonds and other fixed income securities with no minimum credit quality, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.  In addition, ETFs may invest in what are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

Credit Risk: Issuers of fixed-income securities may default on interest and principal payments due to the ETF. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation.  Fixed-income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Foreign Securities Risk: Foreign securities (including ETFs that hold foreign securities) may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.  Al of these risks are heightened to the extent the Fund invests in ETFs that invest in emerging securities markets.

No Operating History Risk:  The Fund is a newly formed entity and therefore has no operating history.  In addition, the adviser has not advised a mutual fund before and this lack of experience operating a mutual fund may adversely impact the Fund’s ability to achieve its objective.

Biltmore Contrarian/Momentum Fund

Investment Objective

The Fund is a diversified mutual fund that seeks long-term growth of capital.  The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

Principal Investment Strategies

To achieve its investment objective, the Fund will invest using two distinct quantitative strategies.  The adviser will select 50 stocks with momentum characteristics, including long-term trends of earnings, prices, recent earnings, price appreciation and earnings surprise (the “Momentum Pool”).  The adviser also will select 50 additional stocks with long-term performance and have solid long-term investment characteristics, such as low volatility/price fluctuation and steady asset growth (the “Conservative Pool”). Within each pool of stocks, on a periodic basis, quantitative contrarian measures are used to allocate the pool's holdings.  The contrarian measures include the following.  Each security in the pools is evaluated and assigned a ranking.  The adviser then allocates a higher percentage of each pool’s designated assets to holdings that, while ranked lower than other securities in the pool, continue to show the desired characteristics of that pool and have a greater prospect for long-term growth than higher ranked securities.  Typically, Fund assets are allocated 50% to each such pool of stocks, although the allocations may vary due to the timing and amount of cash inflows into the Fund, and during rebalancing periods.

Relative earnings and price growth over several years are major factor in selecting stocks for the Momentum Pool; where a company’s earnings growth over time has been greater than the increase in its stock price. Other factors that influence a stock’s momentum ranking include stock price momentum, quarterly earnings performance, and earnings surprises. Momentum stocks typically are more volatile than the market in general, and frequently are stocks of smaller companies.  Stocks in the Conservative Pool are ranked according to quality and stability, with less emphasis on performance, and typically are stocks of larger companies.  Volatility means prices can move dramatically and often unpredictably either down or up. A company's financial strength, as measured by balance sheet and financial ratios and price stability over time, are strong factors in determining its quality level.

The adviser periodically reevaluates the companies in each pool and the Fund will sell a company when the adviser's quantitative strategy indicates that another company demonstrate greater potential for capital appreciation.

The Fund's portfolio includes companies with large, medium, and small capitalizations.

Principal Risks

Many factors affect the Fund’s performance. WHEN YOU REDEEM YOUR SHARES OF THE FUND, THEY COULD BE WORTH MORE OR LESS THAN WHAT YOU PAID FOR THEM.

Company Risk: Common stocks generally fluctuate in value based on the activities and financial prospects of the company.  The price of an individual stock can be more volatile than the market as a whole and can fluctuate differently than the market as a whole.  There is also a risk that the price of a security may never reach the level that the adviser believes is representative of its full value or that it may even go down in price.

Stock Market Risk: Overall stock market risk may also affect the value of the Fund.  Stock markets are volatile and there is a risk that the price of a security will rise or fall due to changing economic, political or market conditions, as well as changes in interest rates.

Small Company Risk.  Smaller companies present some unique investment risks. They may have limited product lines, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than larger companies. In addition, small-cap stocks may not be widely followed by the investment community, which may result in low demand.

No Operating History Risk:  The Fund is a newly formed entity and therefore has no operating history.  In addition, the adviser has not advised a mutual fund before and this lack of experience operating a mutual fund may adversely impact the Fund’s ability to achieve its objective.

PERFORMANCE

Because the Funds have commenced investment operations only recently, no performance information is available for the Funds at this time.  In the future, performance information will be presented in this section.  Also, shareholder reports containing financial and performance information will be sent to shareholders semi-annually.

FEES AND EXPENSES

This following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold shares of each Fund.

Shareholder fees are those paid directly from your investment and may include sales loads or redemption fees.

Annual fund operating expenses are paid out of the applicable Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.  You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

Biltmore Index Enhancing Fund

Shareholder Fees (fees paid directly from your investment)	CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	1.00%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None	None
Redemption Fee on Shares Held Less Than One Year (as a % of amount redeemed) (1)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.80%	0.80%
Distribution and/or Service (12b-1) Fees (2)	0.25%	1.00%
Other Expenses (3)	0.68%	0.68%
Total Annual Fund Operating Expenses	1.73%	2.48%
Fee Waiver and/or Expense Limitation (4)	(0.03)%	(0.03)%
Net Expenses	1.70%	2.45%

Biltmore Momentum/Dynamic ETF Fund

Shareholder Fees (fees paid directly from your investment)	CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	1.00%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None	None
Redemption Fee on Shares Held Less Than One Year (as a % of amount redeemed) (1)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.80%	0.80%
Distribution and/or Service (12b-1) Fees (2)	0.25%	1.00%
Other Expenses (3)	0.68%	0.68%
Total Annual Fund Operating Expenses	1.73%	2.48%
Fee Waiver and/or Expense Limitation (4)	(0.03)%	(0.03)%
Net Expenses	1.70%	2.45%

Biltmore Contrarian/Momentum Fund

Shareholder Fees (fees paid directly from your investment)	CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	1.00%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None	None
Redemption Fee on Shares Held Less Than One Year (as a % of amount redeemed) (1)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.80%	0.80%
Distribution and/or Service (12b-1) Fees (2)	0.25%	1.00%
Other Expenses (3)	0.68%	0.68%
Total Annual Fund Operating Expenses	1.73%	2.48%
Fee Waiver and/or Expense Limitation (4)	(0.03)%	(0.03)%
Net Expenses	1.70%	2.45%

1.

In addition to the 2% redemption fee, you may be charged a $10.00 fee for wire redemptions and will be assessed fees for outgoing wire transfers and returned checks. Redemptions pursuant to the Portfolio’s Systematic Withdrawal Plan are exempt.

2.

Because 12b-1 fees are paid out of the assets of the applicable Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

3.

These expenses, which include custodian, administration, transfer agency and other customary fund expenses, are based on estimated amounts for each  Fund’s current fiscal year.   These expenses do not include the expenses of the ETFs and other underlying funds in which a Fund may invest, which may be duplicative of the Fund’s expenses.  The Momentum/Dynamic ETF Fund invests primarily in ETFs with expense ratios that range from 0.40% to 0.80%.  The weighted average of the expenses of the ETFs in which the Momentum/Dynamic ETF Fund expects to invest as of the date of this prospectus is 0.60%.

4.

The adviser, Biltmore Investment Group has agreed contractually to waive its management fee and to reimburse expenses, other than expenses relating to dividends or interest (in the case of bonds) on securities sold short, extraordinary or non-recurring expenses, at least until August 31, 2007, such that total annual fund operating expenses of each Fund do not exceed (excluding Distribution and/or Service/12b-1 Fees) 1.45% of average daily net assets for each Class of Shares.  Waiver/reimbursement is subject to possible recoupment from the applicable Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  No reimbursement amount will be paid to the adviser in any fiscal quarter unless the Trust’s Board of Trustees has determined in advance that a reimbursement is in the best interest of the Fund and its shareholders.  Please see the section below entitled “Investment Adviser” for a definition of what are considered to be extraordinary or non-recurring expenses.

Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund’s operating expenses remain the same.  Please note that the Year 1 example and the first year of the Year 3 example below reflect the effect of the adviser’s expense limitation agreement.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Biltmore Index Enhancing Fund
Class A	$840	$991
Class C	$546	$862

Biltmore Momentum/Dynamic ETF Fund
Class A	$840	$991
Class C	$546	$862

Biltmore Contrarian/Momentum Fund
Class A	$840	$991
Class C	$546	$862

You would pay the following expenses if you did not redeem you shares:

	1 Year	3 Years
Biltmore Index Enhancing Fund
Class A	$640	$991
Class C	$346	$862

Biltmore Momentum/Dynamic ETF Fund
Class A	$640	$991
Class C	$346	$862

Biltmore Contrarian/Momentum Fund
Class A	$640	$991
Class C	$346	$862

A maximum sales charge of 4.75% is included in the Class A share expense calculations, and a maximum sales charge of 1.00% is included in the Class C shares.

ADDITIONAL INFORMATION ABOUT INVESTMENTS

Exchange Traded Funds.  The Biltmore Momentum/Dynamic ETF Fund primarily invests in ETFs, and the Biltmore Index Enhancing Fund and the Biltmore Contrarian/Momentum Fund may invest in ETFs as a non-principal strategy.  ETFs are a portfolio of stocks or bonds that track a specific market index, similar to traditional index mutual funds, except that they are bought and sold on an exchange through a broker like an individual stock.  ETFs include, among others, Standard & Poor’s Depositary Receipts ("SPDRs"), DIAMONDS,SM  Nasdaq-100 Index Tracking Stock ("QQQQs"), iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, street TRACKS and VIPERs.  SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to closely  track the price performance and dividend yield of the Standard & Poor’s 500 Composite Stock Price IndexTM.  The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks.  A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index.  DIAMONDS represent an investment in the DIAMONDS Trust, a unit investment trust that invests in the 30 component stocks of the Dow Jones Industrial Average.  The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the Dow Index.   QQQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasadaq 100 Index by holding shares of all the companies on the Index.  The iShares are managed by Barclays Global Investors, N.A. ("Barlcays").  They track 80 different indexes, including sector/industry indexes (such as the S&P Financial Sector Index), bond indexes (such as the Lehman Brothers U.S. Aggregate Index and the Lehman 1-3 Year Treasury Bond Index) and international indexes (such as the S&P Europe 500 Index). Each iShares international ETF represents a broad portfolio of publicly traded stocks in a selected country.  Each iShares international ETF seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International ("MSCI") Index.  Barclays, the sole U.S. provider of fixed income ETFs, offers six iShares fixed income ETFs that track a particular Lehman Brothers' bond index.  ETFS (both stock and fixed income) are subject to all of the common stock risks, and the international iShares are subject to all of the foreign securities risks,  described above.  When a Fund invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If a Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which any Fund may invest more heavily will vary. There is a risk that the performance of the ETF will not track the performance of the corresponding index.

Defensive Strategies.

To respond to adverse market, economic, political or other conditions, a Fund may invest 100% of its total net assets, without limitation, in high quality short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ advisory fees and operational fees. Each Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

INVESTMENT ADVISER

Capital Group, Inc. dba Biltmore Investment Group, 410 North 44th #1100, Phoenix, Arizona 85008, serves as each Fund's investment adviser.  Organized in 1997, the adviser currently manages private accounts with approximately $100 million in assets, of which $75 million is invested in equities.

Under the investment advisory agreement, the adviser manages each Fund’s investments and business affairs, subject to the supervision of the Board of Trustees.  Each Fund pays an annual investment advisory fee to the adviser equal to 0.80% of the average daily net assets of the Fund.  The adviser has agreed contractually to waive its investment advisory fee and to reimburse expenses, other than expenses relating to dividends or interest (in the case of bonds) on securities sold short, extraordinary or non-recurring expenses, at least until August 31, 2007, so that the total annual fund operating expenses of each Fund (excluding Rule 12b-1 fees) do not exceed 1.45% of the Fund's average daily net assets.  The waiver/reimbursement amounts are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  Fee waiver and reimbursement arrangements can decrease a Fund’s expenses and increase its performance.

Under the terms of the expense limitation agreement, the fees and expenses that would not be considered extraordinary or non-recurring include, but are not limited to, taxes, interest, loan commitment fees, fees of independent Board members, U.S. Securities and Exchange Commission fees, state qualification (Blue Sky) fees, advisory fees, custodian and transfer and dividend disbursing agent fees, fund administration and fund accounting fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund’s existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders' reports and meetings.

A discussion regarding the basis for the Board of Trustee’s approval of the Investment Advisory Agreement of the Funds will be available in the Funds' semi-annual shareholder reports for the period ending January 31, 2006.

Portfolio Managers

Gilbert Greer, John Tian, and Todd Pepper are the portfolio managers of the Funds and are responsible for the day-to-day management of the Funds.

Gilbert Greer is the president and CEO of Biltmore Investment Group, which he founded in 1997 and has been involved in the personal financial and tax advisory business for 35 years. He is the firm’s principal financial consultant. Mr. Greer has worked with numerous individual financial situations and has utilized a variety of planning techniques that help families preserve wealth. Mr. Greer holds the NASD Series 7 and 63 securities licenses, state insurance licenses, is a Certified Financial Planner (CFP®), a Certified Public Accountant, a Chartered Financial Consultant (ChFC), and a Registered Financial Consultant (RFC).

John Tian has been with Biltmore Investment Group since October 2003.  Mr. Tian’s current job focuses on asset allocation, manager selection and developing proprietary investment strategies.  From May to October, 2003, Mr. Tian worked as a financial analyst for an American consulting company that modeled and model tested pricing structures of utility companies.   Mr. Tian received his MBA in Finance from A.B. Freeman School of Business in Tulane University, in May 2003. While at Tulane in 2002, Mr. Tian was actively involved in managing the Darwin Fund, a multi-million dollar endowment fund at Tulane. From 1997 to 2001,

Mr. Tian worked as a financial journalist for the Peoples Bank of China.  Mr. Tian also graduated from Southwestern University of Finance and Economics in Sichuan, China with a B.S. and M.S. in Finance. He later attained his PhD. in Industrial Economics at Northern Jiao Tong University in Beijing, China. He had extensive experience in China’s financial industry as a nationally awarded financial journalist working for the People’s Bank of China (the Central Bank in China). Mr. Tian holds NASD Series 7 and 66 securities licenses and has passed the required Certified Financial Adviser (CFA) examinations and awaits his pending designation in October 2006.

Todd Pepper has been with Biltmore Investment Group since September 2003. From 1999 until 2003, Mr. Pepper was a senior financial process consultant with Price Waterhouse Coopers LLP.  He has been involved in the business, tax and financial advisory industry for over 10 years. Mr. Pepper is responsible for ensuring that each portfolio of the client’s wealth plan functions properly and is aligned with their overall wealth objective. Mr. Pepper coordinates the efforts of both the Biltmore Investment Group’s staff and other professionals in developing, implementing and monitoring client financial strategies. He has worked with multi-national companies, a global public accounting/management consulting firm, and a small business, tax and financial advisory firm. He holds the NASD Series 7, 63 and 65 securities licenses, state insurance licenses, is a Certified Public Accountant (CPA), and holds Masters of Business Administration (MBA) and Masters of Science in Information Management (MSIM) degrees from the W.P. Carey Scholl of Business at Arizona State University.

The Funds' SAI provides information about each portfolio manager’s compensation structure, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

NET ASSET VALUE

Shares of the Funds are sold at NAV.  The NAV of a Fund is determined on each day the New York Stock Exchange (“NYSE”) is open for business, currently 4:00 p.m. (Eastern Time), and will be computed by determining the aggregate market value of all assets of the Fund less its liabilities divided by the total number of the Fund's shares outstanding (asset-liabilities/number of shares = NAV).  The NYSE is closed on weekends and most national holidays.  The NAV takes into account the expenses and fees of the applicable Fund, including investment advisory, administration, and distribution fees, which are accrued daily.  The determination of NAV of a Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities are valued each day at the last quoted sales price on the security's principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Board, and evaluated by the Board quarterly as to the reliability of the fair value method used. In these cases, the Fund's net asset value will reflect certain portfolio securities' fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.  The fair value prices can differ from market prices when they become available or when a price becomes available.

Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  Each Fund may use independent pricing services to assist in calculating the value of the Fund’s securities.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Funds.  In computing NAV of a Fund, the adviser values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the values of a Fund’s securities, particularly foreign securities, occur after the close of trading on the exchange or market on which the security principally trades but before the Fund prices its shares, the securities will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the adviser may need to price the security using the Fund’s fair value pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders.

HOW TO PURCHASE SHARES

Choosing a Class

The Funds offer two classes of shares so that you can choose the class that best meets your investment needs. The main differences between the two classes are sales changes and ongoing fees. In choosing which class of shares to purchase, you should consider which will be most beneficial to you, given the amount of your purchase and the length of time you expect to hold the shares. Both classes of shares represent interest in the same portfolio investment in the applicable Fund.

Class A Shares

Class A shares are offered at the public offering price, which is net asset value per share plus the applicable sales charge. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. If you invest in more than one Fund, you should notify the Funds of your combined Class A purchase amount in order to determine whether you qualify for a reduced sales charge.  You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of "Right of Accumulation" and "Letter of Intent" below. The following sales charges apply to your purchases of Class A shares of the Funds:

Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $100,000	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.83%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.50%
$1,000,000 and above	1.00%	1.02%	0.75%

You may be able to buy Class A Shares without a sales charge when you are:

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reinvesting dividends or distributions;

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participating in an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services;

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exchanging an investment in Class A Shares of another fund for an investment in the fund;

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a current or former director or trustee of the Trust;

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an employee (including the employee’s spouse, domestic partner, children, grandchildren, parents, grandparents, siblings, and any independent of the employee, as defined in section 152 of the Internal Revenue Code) of the Funds' adviser or its affiliates or of a broker-dealer authorized to sell shares of such funds; or

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purchasing shares through a financial services firm (such as a broker-dealer, investment adviser or financial institution) that has a special arrangement with the Fund.

Right of Accumulation

For the purposes of determining the applicable reduced sales charge, the right of accumulation allows you to include prior purchases of Class A shares of any Fund as part of your current investment as well as reinvested dividends. To qualify for this option, you must be either:

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an individual;

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an individual and spouse purchasing shares for your own account or trust or custodial accounts for your minor children; or

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a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401, 403 or 457 of the Internal Revenue Code, including related plans of the same employer.

If you plan to rely on this right of accumulation, you must notify the Funds' distributor, Aquarius Fund Distributors, LLC at the time of your purchase. You will need to give the Distributor your account numbers. Existing holdings of family members or other related accounts of a shareholder may be combined for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Letter of Intent

The letter of intent allows you to count all investments within a 13-month period in Class A shares of any Fund as if you were making them all at once for the purposes of calculating the applicable reduced sales charges. The minimum initial investment under a letter of intent is 5% of the total letter of intent amount. The letter of intent does not preclude the Fund from discontinuing sales of its shares. You may include a purchase not originally made pursuant to a letter of intent under a letter of intent entered into within 90 days of the original purchase. To determine the applicable sales charge reduction, you may also include (1) the cost of shares of a Fund which were previously purchased at a price including a front end sales charge during the 90-day period prior to the distributor receiving the letter of intent, and (2) the historical cost of shares of other Funds you currently own acquired in exchange for shares of Funds purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse and children, under the age of 21, living in the same household). You should retain any records necessary to substantiate historical costs because the Funds, the transfer agent and any financial intermediaries may not maintain this information. Shares acquired through reinvestment of dividends are not aggregated to achieve the stated investment goal.

Class C Shares

Class C Shares of the Funds are offered at the public offering price, which is net asset value per share plus the applicable shares charge of 1.00%.

Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Any Dollar Amount	1.00%	1.02%	0.75%

In addition, Class C shares pay an annual 12b-1 service fee of 0.25% of average daily net assets and an additional annual distribution fee of 0.75% of average daily net assets.

Factors to Consider When Choosing a Share Class

When deciding which class of shares of a Fund to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund, and the length of time you intend to hold your shares. You should consider, given the length of time you may hold your shares, whether the ongoing expenses of the Class C shares will be greater then the front-end sales charge of Class A shares and to what extent such differences may be offset by the lower ongoing expenses on Class A shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of the Funds’ expenses over time in the “Fees and Expenses” section of this Prospectus. You also may wish to consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

Distribution Fees

The Funds have adopted Distribution Plans (“12b-1 Plans”) for each share class, pursuant to which each Fund pays the adviser a monthly fee for shareholder servicing expenses of 0.25% per annum of the Fund's average daily net assets on all of its share classes, and a distribution fee of 0.75% per annum of the Fund's average daily net assets on their Class C shares. Up to 0.25% of average daily net assets may be paid directly to the adviser for account maintenance support services. The fee is treated by the Funds as an expense in the year it is accrued. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee as such term is defined under Rule 2830 of the NASD Conduct Rules. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

The Funds' distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of a Fund’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of distribution (12b-1) fees.

Purchasing Shares

You may purchase shares of the Funds by sending a completed application form to the following address:

Regular/Express/Overnight Mail
Name of the Fund c/o Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, Nebraska 68137

Minimum and Additional Investment Amounts

You can open an account with a minimum initial investment of $1,000 in a Fund and make additional investments to the account at any time with as little as $50 for the Biltmore Index Enhancing Fund and $100 for the Biltmore Contrarian Momentum Fund and Biltmore Momentum/Dynamic ETF Fund.  Lower minimum initial and additional investments may also be applicable in certain other circumstances, including purchases by certain tax deferred retirement programs.  There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from a Fund.

The Funds, however, reserve the right, in its sole discretion, to reject any application to purchase shares.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, savings and loan, or credit union in U.S. funds for the full amount of the shares to be purchased.  After you open an account, you may purchase additional shares by sending a check together with a note stating the name(s) on the account and the account number, to the above address.  Make all checks payable to the appropriate Fund. The Funds will not accept payment in cash, including cashier’s checks or money orders.  Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note:  Gemini Fund Services, LLC, the Funds’ transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any check returned to the transfer agent for insufficient funds.

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  This information will assist the Funds in verifying your identity.  Until such verification is made, the Fund may temporarily limit additional share purchases.  In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

When Order is Processed

All shares will be purchased at the NAV per share next determined after the Funds receive your application or request in good order.  All requests received in good order by the Funds before 4:00 p.m. (Eastern time) will be executed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:

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the name of the Fund

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the dollar amount of shares to be purchased

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a completed purchase application or investment stub

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check payable to the appropriate Fund

Purchase through Brokers

You may invest in the Funds through brokers or agents who have entered into selling agreements with the Funds’ distributor.  The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Fund.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Funds.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund.  You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire

If you wish to wire money to invest in the Funds, please call the Funds at 1-866-722-1677 to notify the Funds that a wire transfer is coming.  You may use the following instructions:

First National Bank of Omaha

ABA#: 104000016

Acct Number: 110205122

Credit: Biltmore Funds Subscription Account

FBO: Shareholder Name, Name of Fund, Shareholder Account Number

Automatic Investment Plan

You may participate in the Funds’ Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Funds through the use of electronic funds transfers or automatic bank drafts.  You may elect to make subsequent investments by transfers of a minimum of $50 on specified days of each month into your established Fund account.  Please contact the Funds at 1-866-722-1677 for more information about the Funds’ Automatic Investment Plan.

Retirement Plans

You may purchase shares of the Funds for your individual retirement plans.  Please call the Funds at 1-866-722-1677 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

REDEMPTIONS

Written Redemption Requests

You will be entitled to redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

Regular/Express/Overnight Mail
Name of Fund c/o Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, Nebraska 68137

Redeeming by Telephone

The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Funds and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application.  To redeem by telephone, call 1-866-722-1677.  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions.  IRA accounts are not redeemable by telephone.

The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Funds, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Funds or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Funds and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions

You may request that your redemption proceeds be wired directly to your bank account. The Funds" transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Redemptions in Kind

Each Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (for example, if the request is greater than $250,000 or 1% of the applicable

Fund’s assets). The securities will be chosen by the Fund and valued at the Fund’s net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

When Redemptions are Sent

Once a Fund receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in “good order.”  If you purchase shares using a check and soon after request a redemption, the Fund will not honor the redemption request. The redemption request must be resubmitted once your check is cleared (usually within 10 days).

Good Order

Your redemption request will be processed if it is in “good order.”  To be in good order, the following conditions must be satisfied:

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The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

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The request must identify your account number;

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The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

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If you request that the redemption proceeds to be sent to an address other than that of record be paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $20,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Redemption Fee

For shares held less than one year, the Funds will deduct a 2% redemption fee on your redemption amount if you sell your shares. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The redemption fee does not apply to shares that were acquired through reinvestment of distributions. Shares held for one year or more are not subject to the 2% fee.

Redemption fees are retained by the applicable Fund and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

When You Need Medallion Signature Guarantees

If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Fund with your signature guaranteed.  A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.  You will need your signature guaranteed if:

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you request a redemption to be made payable to a person not on record with the Fund;

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you request that a redemption be mailed to an address other than that on record with the Fund;

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the proceeds of a requested redemption exceed $20,000; or

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Any redemption is transmitted by federal wire transfer to a bank other than the bank of record.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations).  Contact the Fund to obtain this form.  Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.  A notary public cannot guarantee signatures.

Retirement Plans

If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Redeeming through Broker

If shares of the Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund.  The servicing agent may charge a fee for this service.

Low Balances

If at any time your account balance in a Fund falls below $1,000, the Fund may notify you that, unless the account is brought up to at least $1,000, your account could be closed.  This will not apply to any account balances that drop below $1,000 due to a decline in NAV.  The Fund may, within 30 days, redeem all of your shares and close your account by sending you a check to the address of record.  The Fund will not charge any redemption fee on involuntary redemptions.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of a Fund’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account).  When you redeem your shares you may realize a taxable gain or loss.  This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold.  (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Fund.)

Each Fund intends to distribute substantially all of its net investment income quarterly and net capital gain annually in December.  Both distributions will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year the Fund will inform you of the amount and type of your distributions.  IRAs and other qualified retirement plans are exempt from federal income taxation.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires each Fund to withhold a percentage of any dividend, redemption or exchange proceeds.  The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice.  You should consult your own tax advisors to determine the tax consequences of owning the Fund’s shares.

MARKET TIMING

Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Fund’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Fund currently uses several methods to reduce the risk of market timing. These methods include:

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committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s “Market Timing Trading Policy;” and

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assessing a redemption fee for short-term trading.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders.

The redemption fee, which is uniformly imposed, is intended to discourage short-term trading and is retained by the Fund to help offset any cost associated with such short-term trading. This redemption fee is not imposed to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account. Based on the frequency of redemption fees assessed against your account, the Adviser or Transfer Agent may in its sole discretion determine that your trading activity is detrimental to the Fund as described in the Fund’s Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting redemptions out of the Fund.

The Fund reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when the shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the Adviser will be liable for any losses resulting from rejected purchase or exchange orders. The Adviser may also bar an investor who has violated these policies (and the investor's financial adviser) from opening new accounts with the Fund.

Although the Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of funds. While the Fund will encourage financial intermediaries to apply the Fund’s Market Timing Trading Policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund’s Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions, assessing the Fund’s redemption fee and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund’s Market Timing Trading Policy.

DISTRIBUTION OF SHARES

Distributor

Aquarius Fund Distributors, LLC, 1005 South 107th Avenue, Suite 201, Omaha, Nebraska 68114, is the distributor for the shares of the Fund. Aquarius Fund Distributors, LLC is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.  Shares of the Fund are offered on a continuous basis.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

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Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

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Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

BILTMORE INDEX ENHANCING FUND

BILTMORE MOMENTUM/DYNAMIC ETF FUND

BILTMORE CONTRARIAN/MOMENTUM FUND

Adviser	Capital Group, Inc. dba Biltmore Investment Group 410 North 44th, #1100 Phoenix, AZ 85018
Distributor	Aquarius Fund Distributors, LLC 1005 South 107th Avenue, Suite 201 Omaha, NE 68114
Legal Counsel	Thompson Hine, LLP 312 Walnut Street, 14th floor Cincinnati, OH 45202
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	The Bank of New York One Wall Street New York, NY 10286

Additional information about the Funds, including the Funds’ policies and procedures with respect to disclosure of the Funds’ portfolio holdings, is included in the Funds’ Statement of Additional Information dated August 1, 2006 (the “SAI”).  The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Trust’s policies and management. Additional information about the Fund’s investment will also be available in the Fund’s Annual and Semi-Annual Reports to Shareholders.

To obtain a free copy of the SAI or other information about the Fund, or to make shareholder inquiries about a Fund, please call 1-866-722-1677.  You may also write to:

The Biltmore Funds

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

The Funds currently do not have a website.

You may review and obtain copies of each Fund’s information at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about each Fund is available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C.  20549-0102.

Investment Company Act File # 811-21720

The Statement of Additional Information for BILTMORE INDEX ENHANCING FUND, BILTMORE MOMENTUM/DYNAMIC ETF FUND and BILTMORE CONTRARIAN/MOMENTUM FUND previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11 is hereby incorporated by reference.

Northern Lights Fund Trust

PART C

OTHER INFORMATION

ITEM 23.

EXHIBITS.

(a)(1)	Agreement and Declaration of Trust dated January 19, 2005. Previously filed on February 18, 2005 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.
(a)(2)

Certificate of Trust as filed with the State of Delaware on January 19, 2005. Previously filed on February 18, 2005 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

(b)	By-Laws, effective as of January 19, 2005. Previously filed on February 18, 2005 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.
(c)

Instruments Defining Rights of Security Holders.

See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.

(d)(1)

Management Agreement between the Registrant, with respect to the Jacobs & Company Mutual Fund and Jacobs & Company, previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference.

(d)(2)

Investment Advisory Agreement between the Registrant, with respect to the Critical Math Fund, and Critical Math Advisors LLC, previously filed on January 30, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 8, and hereby incorporated by reference.

(d)(3)

Investment Advisory Agreement between the Registrant, with respect to The Biondo Fund, and Biondo Investment Advisors, LLC, previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference.

(d)(4)

Investment Advisory Agreement between the Registrant, with respect to The Gaming and Casino Fund and Ahrens Advisors L.P., previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference.

(d)(5)

Investment Advisory Agreement between the Registrant, with respect to the Biltmore Enhanced Index Fund, the Biltmore Momentum/Dynamic ETF Fund, and the Biltmore Contrarian/Momentum Fund, and Capital Group, Inc., previously filed on May 31, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 13, and hereby incorporated by reference.

(d)(6)

Investment Advisory Agreement between the Registrant, with respect to the Arrow DWA Balanced Fund, and Arrow Investment Advisors, LLC, previously filed on July 19, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 15 and hereby incorporated by reference.

(d)(7)

Sub-Advisory Agreement between Arrow Investment Advisors, LLC and Dorsey, Wright & Associates, Inc., is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007.

(d)(8)

Investment Advisory Agreement between the Registrant, with respect to the Autopilot Managed Growth Fund, and Rhoads Lucca Capital Partners, LP, previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(d)(9)

Investment Advisory Agreement between the Registrant, with respect to the Changing Parameters Fund, and Changing Parameters, LLC, previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(d)(10)

Investment Advisory Agreement between the Registrant, with respect to The Alpha Fund, and Alpha Investment Management, Inc., previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(d)(11)	Investment Advisory Agreement between the Registrant, with respect to The Palantir Fund, and Palantir Capital Management, Ltd., to be filed by amendment.
(d)(12)

Investment Advisory Agreement between the Registrant, with respect to the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund and the Pacific Financial Tactical Fund, and The Pacific Financial Group, Inc., to be filed by amendment.

(d)(13)	Investment Advisory Agreement between the Registrant, with respect to Roanoke Small-Cap Growth Fund, and Roanoke Asset Management Corp., to be filed by amendment.
(d)(14)	Investment Advisory Agreement between the Registrant, with respect to Gratio Value/s Fund, and Sherwood Advisors, LLC (D.B.A. Gratio Capital), to be filed by amendment.
(e)

Underwriting Agreement between the Registrant and Aquarius Fund Distributors LLC is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007.  An updated Underwriting Agreement, incorporating the Gratio Value/s Fund, will be filed by Amendment.

(f)	Bonus or Profit Sharing Contracts. - Not Applicable.
(g)(1)

Form of Custody Agreement between the Registrant and the Bank of New York, is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007.  An updated Custody Agreement with Bank of New York, incorporating the Gratio Value/s Fund, will be filed by Amendment.

(g)(2)

Custody Agreement between the Registrant and the First National Bank of Omaha, is hereby incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007.

(h)(1)

Fund Accounting Service Agreement between the Registrant and Gemini Fund Services, LLC, is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007.  An updated Fund Accounting Service Agreement, incorporating the Gratio Value/s Fund, will be filed by Amendment.

(h)(2)

Administration Service Agreement between the Registrant and Gemini Fund Services, LLC, is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007.  An updated Administration Service Agreement, incorporating the Gratio Value/s Fund, will be filed by Amendment.

(h)(3)

Transfer Agency Service Agreement between the Registrant and Gemini Fund Services, LLC, is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007.  An updated Transfer Agency Service Agreement, incorporating the Gratio Value/s Fund, will be filed by Amendment.

(h)(4)

Expense Limitation Agreement between the Registrant, with respect to the Jacobs & Company Mutual Fund, and Jacobs & Company was previously filed in Pre-Effective Amendment No. 1 to the Registration Statement dated on April 15, 2005 is incorporated herein by reference.

(h)(5)

Expense Limitation Agreement between the Registrant, with respect to the Critical Math Fund, and Critical Math Advisors LLC, previously filed on January 30, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 8, and hereby incorporated by reference.

(h)(6)

Expense Limitation Agreement between the Registrant, with respect to The Biondo Fund, and Biondo Investment Advisors, LLC, previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference.

(h)(7)

Expense Limitation Agreement between the Registrant, with respect to The Gaming and Casino Fund, and Ahrens Advisors L.P., previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference.

(h)(8)

Expense Limitation Agreement between the Registrant, with respect to the Biltmore Enhanced Index Fund, the Biltmore Momentum/Dynamic ETF Fund, and the Biltmore Contrarian/Momentum Fund, and Capital Group, Inc., previously filed on May 31, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 13, and hereby incorporated by reference.

(h)(9)

Expense Limitation Agreement between the Registrant, with respect to the Arrow DWA Balanced Fund, and Arrow Investment Advisors, LLC, is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007.

(h)(10)

Expense Limitation Agreement between the Registrant, with respect to the Autopilot Managed Growth Fund, and Rhoads Lucca Capital Partners, LP previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(h)(11)

Expense Limitation Agreement between the Registrant, with respect to The Alpha Fund, and Alpha Investment Management, Inc. previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(h)(12)	Expense Limitation Agreement between the Registrant, with respect to The Palantir Fund, and Palantir Capital Management, Ltd. to be filed by amendment.
(h)(13)

Expense Limitation Agreement between the Registrant, with respect to the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund and the Pacific Financial Tactical Fund, and The Pacific Financial Group, Inc. to be filed by amendment.

(h)(14)	Expense Limitation Agreement between the Registrant, with respect to Roanoke Small-Cap Growth Fund, and Roanoke Asset Management Corp., to be filed by amendment.
(h)(15)	Expense Limitation Agreement between the Registrant, with respect to Roanoke Small-Cap Growth Fund, and Roanoke Asset Management Corp., to be filed by amendment.
(h)(15)

Custody Administration Agreement between Registrant and the Administrator, with respect to certain Funds of the Trust that use First National Bank of Omaha as Custodian, is hereby incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007.

(i)	Opinion of Counsel was filed on March 16, 2006 as an exhibit to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, and is hereby incorporated by reference.
(j)(1)	Consents of Independent Auditors with respect to Roanoke Small-Cap Growth Fund and Gratio Value/s Fund to be filed by amendment.
(j)(2)

Powers of Attorney of the Trust and certain Trustees (Anthony J. Hertl, Michael Miola, L. Merill Bryan) were filed in Post Effective Amendment No. 12 on May 9, 2006 and are hereby incorporated by reference.

(j)(3)	Power of Attorney of Gary W. Lanzen previously filed on May 31, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 13, and hereby incorporated by reference.
(k)	Omitted Financial Statements. Not Applicable.
(l)	Initial Capital Agreements. Not Applicable
(m)(1)	Rule 12b-1 Plan of the Jacobs & Company Mutual Fund was previously filed on February 18, 2005 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.
(m)(2)	Rule 12b-1 Plan of the Critical Math Fund, previously filed on January 27, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 8, and hereby incorporated by reference.
(m)(3)	Rule 12b-1 Plan of The Biondo Fund, previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference.
(m)(4)

Rule 12b-1 Plan of the Biltmore Enhanced Index Fund, Biltmore Momentum/Dynamic ETF Fund, and the Biltmore Contrarian/Momentum Fund, previously filed on May 31, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 13, and hereby incorporated by reference.

(m)(5)	Rule 12b-1 Plan of the Arrow DWA Balanced Fund previously filed on July 19, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.
(m)(6)

Rule 12b-1 Plan of the Autopilot Managed Growth Fund previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(m)(7)	Rule 12b-1 Plan of The Alpha Fund previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.
(m)(8)

Rule 12b-1 Plan of the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund and the Pacific Financial Tactical Fund to be filed by amendment.

(m)(9)	Rule 12b-1 Plan of Roanoke Small-Cap Growth Fund to be filed by amendment.
(m)(10)	Rule 12b-1 Plan of Gratio Value/s Fund to be filed by amendment.
(n)

Rule 18f-3 Plan.

Rule 18f-3 Plan for The Biondo Fund, Biltmore Enhanced Index Fund, Biltmore Momentum/Dynamic ETF Fund, Biltmore Contrarian/Momentum Fund, and the Arrow DWA Balanced Fund previously filed on July 19, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.  An amended Rule 18f-3 Plan, to include the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund, the Pacific Financial Tactical Fund and Roanoke Small-Cap Growth Fund to be filed by amendment.

(p)(1)	Code of Ethics of Jacobs & Company was previously filed in Pre-Effective Amendment No. 1 to the Registration Statement dated on April 15, 2005 is incorporated herein by reference.
(p)(2)	Code of Ethics of Aquarius Fund Distributors, LLC previously filed on July 19, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.
(p)(3)	Code of Ethics of Critical Math Advisors LLC, previously filed on January 27, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 8, and hereby incorporated by reference.
(p)(4)

Code of Ethics of Biondo Investment Advisors, LLC, previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference.

(p)(5)	Code of Ethics of Ahrens Advisors LP, previously filed on March 16, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 10, and hereby incorporated by reference.
(p)(6)	Code of Ethics of Capital Group, Inc. previously filed on May 31, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 13, and hereby incorporated by reference.
(p)(7)	Code of Ethics of Arrow Investment Advisors, LLC previously filed on July 19, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.
(p)(8)

Code of Ethics of Dorsey, Wright & Associates, Inc previously filed on July 19, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.

(p)(9)

Code of Ethics of Rhoads Lucca Capital Partners, LP previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(p)(10)	Code of Ethics of Changing Parameters, LLC previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.
(p)(11)	Code of Ethics of Alpha Investment Management, Inc. is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007.
(p)(12)	Code of Ethics of Palantir Capital Management, Ltd. to be filed by amendment.
(p)(13)	Code of Ethics of The Pacific Financial Group, Inc. to be filed by amendment.
(p)(14)	Code of Ethics of Roanoke Asset Management Corp. to be filed by amendment.
(p)(15)	Code of Ethics of Sherwood Advisors, LLC (D.B.A. Gratio Capital), to be filed by amendment.

ITEM 24.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 25.

INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold Aquarius Fund Distributors (AFD), its several officers and directors, and any person who controls AFD within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which AFD, its officers and directors, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant’s  failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, or (iv)  the Registrant’s failure to provide AFD with advertising or sales materials to be filed with the NASD on a timely basis.

The Custody Agreement with the Bank of New York provides that the Registrant agrees to indemnify the Custodian and hold Custodian harmless from and against any and all losses sustained or incurred by or asserted against Custodian by reason of or as a result of any action or inaction, or arising out of Custodian’s performance hereunder, including reasonable fees and expenses of counsel incurred by Custodian in a successful defense of claims by the Registrant; provided however, that the Fund shall not indemnify Custodian for those losses arising out of Custodian’s own negligence or willful misconduct.

The Fund Accounting, Transfer Agency and Administration Service Agreements with Gemini Fund Services (GFS) provides that the Registrant agrees to indemnify and hold GFS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Registrant’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Registrant’s lack of good faith, gross negligence or willful misconduct with respect to the Registrant’s performance under or in connection with this Agreement.

ITEM 26.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of each Advisor of each series of the Trust is hereby incorporated herein by reference to the section of the respective Prospectus captioned “Investment Advisor” and to the section of the respective Statement of Additional Information captioned “Investment Advisory and Other Services.”  The information required by this Item 26 with respect to each director, officer or partner of each Advisor is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”).  Each Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov., and may be requested by File No. as follows:

Jacobs & Company, the Adviser to the Jacobs & Company Mutual Fund -- File No. 801-55883

Critical Math Advisors LLC, the Adviser to the Critical Math Fund -- File No. 801-65306

Biondo Investment Advisors, LLC, the Adviser to The Biondo Fund -- File No. 801-62775

Ahrens Advisors L.P., the Adviser to The Gaming and Casino Fund -- File No. 801-66302

Capital Group Inc., the Adviser to Biltmore Enhanced Index Fund, the Biltmore Enhanced Index Fund, Biltmore Momentum/Dynamic ETF Fund, and the Biltmore Contrarian/Momentum Fund -- File No. Pending;     IARD No. 116124

Arrow Investment Advisors, LLC, the Adviser to the Arrow DWA Balanced Fund -- File No. 801-66595

Dorsey, Wright & Associates, Inc., the Sub-Adviser to the Arrow DWA Balanced Fund -- File No. 801-29045

Rhoads Lucca Capital Partners, LP, the Adviser to Autopilot Managed Growth Fund -- File No. 801-64590

Changing Parameters, LLC, the Adviser to Changing Parameters Fund -- File No. 801-63495

Alpha Investment Management, Inc., the Adviser to The Alpha Fund -- File No. 801-60016

Palantir Capital Management, Ltd., the Adviser to The Palantir Fund -- File No. 801- 63362

The Pacific Financial Group, Inc., the Adviser to the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund and the Pacific Financial Tactical Fund -- File No. 801- 18151

Roanoke Asset Management Corp., the Adviser to Roanoke Small-Cap Growth Fund -- File No. 801- 13857

Sherwood Advisors, LLC (D.B.A. Gratio Capital), the Adviser to Gratio Value/s Fund -- File No. 801- 67393

ITEM 27.

PRINCIPAL UNDERWRITER.

(a)

Aquarius Fund Distributors, LLC (“AFD”), the principal underwriter of the Registrant, also acts as principal underwriter for the following:

AdvisorOne Funds, Bryce Capital Funds, New River Funds, the North Country Funds, Northern Lights Variable Trust, Ralph Parks Portfolio Trust, Roge Partners Funds and The Saratoga Advantage Trust.

(b)

AFD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.  The principal business address of AFD is 1005 South 107th Avenue, Suite 201, Omaha, Nebraska 68114.  AFD is an affiliate of Gemini Fund Services, LLC.  To the best of Registrant’s knowledge, the following are the members and officers of AFD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
W. Patrick Clarke	Manager	None
Brian Nielsen	Manager, President, Secretary	None
Brian Vinchur	Treasurer	None

(c)

Not Applicable.

ITEM 28.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchanged Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

Bank of New York (‘BONY”), located at One Wall Street, New York, New York 10286, provides custodian services to the Jacobs & Company Mutual Fund, The Biondo Fund, the Biltmore Enhanced Index Fund, Biltmore Momentum/Dynamic ETF Fund, and the Biltmore Contrarian/Momentum Fund, Arrow DWA Balanced Fund, Changing Parameters Fund, The Alpha Fund, The Palantir Fund, the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund, the Pacific Financial Tactical Fund and Roanoke Small-Cap Growth Fund pursuant to a Custody Agreement between BONY and the Trust.

First National Bank of Omaha (‘FNBO”), located at 1620 Dodge Street, Omaha, NE 68197, provides custodian services to the Critical Math Fund and the Autopilot Managed Growth Fund pursuant to a Custody Agreement between FNBO and the Trust.

Gemini Fund Services, LLC (“GFS”), located at 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between GFS and the Trust.  In such capacities, GFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.

Gemini Fund Services, LLC, located at 450 Wireless Blvd., Hauppauge, New York 11788, maintains all records required pursuant to Administrative Service Agreements with the Trust.

Aquarius Fund Distributors, LLC, located at 1005 South 107th Avenue, Suite 201, Omaha, Nebraska 68114, serves as principal underwriter for the Jacobs & Company Mutual Fund, The Biondo Fund, the Biltmore Enhanced Index Fund, Biltmore Momentum/Dynamic ETF Fund, and the Biltmore Contrarian/Momentum Fund, the Critical Math Fund, the Gaming and Casino Fund, the Arrow DWA Balanced Fund, the Autopilot Managed Growth Fund, the Changing Parameters Fund, The Alpha Fund, The Palantir Fund, the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund, the Pacific Financial Tactical Fund and Roanoke Small-Cap Growth Fund maintains all records required to be maintained pursuant to the Fund’s Distribution Plan and Agreements adopted pursuant to Rule 12b-1 under the 1940 Act.

Jacobs & Company, located at 300 Summers Street, Suite 970, Charleston, West Virginia, 25301, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Jacobs & Company Mutual Fund.

Critical Math Advisors LLC located at 182 Tamarack Circle, Skillman, NJ 08558 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Critical Math Fund.

Biondo Investment Advisors, LLC located at 544 Routes 6 & 209, PO Box 909, Mildord, Pennsylvania 18337 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The Biondo Fund.

Ahrens Advisors L.P. located at 1920 Abrams Parkway #373, Dallas, Texas 75214 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The Gaming and Casino Fund.

Capital Group Inc. located 410 North 44th #1100, Phoenix, Arizona 85018 at pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Biltmore Enhanced Index Fund, the Biltmore Enhanced Index Fund, Biltmore Momentum/Dynamic ETF Fund, and the Biltmore Contrarian/Momentum Fund.

Arrow Investment Advisors, LLC located at 2943 Olney-Sandy Spring Road, Suite A, Olney, Maryland 20832, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Arrow DWA Balanced Fund.

Dorsey, Wright & Associates, Inc. located at with offices at 8014 Midlothian Turnpike, Richmond, Virginia 23235 and 595 East Colorado Blvd., Suite 307, Pasadena, CA  91101, pursuant to the Investment Advisory Agreement with Arrow Investment Advisors, LLC, maintains all records required pursuant to such agreement with respect to the Arrow DWA Balanced Fund.

Rhoads Lucca Capital Partners, LP (RLCP), located at 14911 Quorum Drive, Suite 380, Dallas Texas 75254, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Autopilot Managed Growth Fund.

Changing Parameters, LLC, located at 250 Oak Grove Avenue, Suite A, Menlo Park, California 94025, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Changing Parameters Fund.

Alpha Investment Management, Inc., located at 15 East Eighth Street, Cincinnati Ohio 45202, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The Alpha Fund.

Palantir Capital Management, Ltd., located at 3355 West Alabama, Suite 1025, Houston, Texas 77098, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The Palantir Fund.

The Pacific Financial Group, Inc., located at 10900 NE 8th Street, Suite 1523, Bellevue, WA 98004, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund and the Pacific Financial Tactical Fund.

Roanoke Asset Management Corp., located at 529 Fifth Avenue, 14th Floor, New York, NY, 10017 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Roanoke Small-Cap Growth Fund.

Sherwood Advisors, LLC (D.B.A. Gratio Capital), located at at 1 Liberty Plaza, 27th floor, New York, NY 10006 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Gratio Value/s Fund.

ITEM 29.

MANAGEMENT SERVICES.

Not applicable.

ITEM 30.

UNDERTAKINGS.

See Item 25, above, third paragraph.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 3rd day of Ma y 2007.

NORTHERN LIGHTS FUND TRUST

(Registrant)

/s/ Andrew Rogers

By:

Andrew Rogers, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Michael Miola*	Trustee & Chairman	Ma y 3 , 2007
L. Merill Bryan*	Trustee	Ma y 3 , 2007
Gary Lanzen*	Trustee	Ma y 3 , 2007
Anthony Hertl*	Trustee	Ma y 3 , 2007
/s/ Andrew Rogers__ Andrew Rogers	President and Principal Executive Officer	Ma y 3 , 2007
/s/ Kevin Wolf Kevin Wolf	Treasurer and Principal Accounting Officer	Ma y 3 , 2007

By:

Date:

/s/ Emile R. Molineaux

Ma y 3 , 2007

Emile R. Molineaux

*Attorney-in-Fact – Pursuant to Powers of Attorney filed in Post-Effective Amendment No. 13 to the Registration Statement on May 31, 2006, and in Post-Effective Amendment No. 12 to the Registration Statement on May 9, 2006.